SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2020
Schedule of Options Activity
Share-based compensation expenses for options were allocated as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2019	2020	2019	2020
Cost of revenues	311	467	546	962
Research and development	477	1,113	615	2,183
Sales and marketing	1,511	1,022	2,000	2,209
General and administrative	344	935	574	1,838
Total share-based compensation expense	2,643	3,537	3,735	7,192

Stock Options [Member]
Schedule of Stock Option Activity Granted
A summary of the Company’s option activity for the six months ended June 30, 2020 is as follows:

	Amount of Options	Weighted average exercise price

Balance as of January 1, 2020	7,507,811	$8.17
Granted	921,500	$10.73
Exercised	(484,146)	$1.52
Forfeited	(483,612)	$14.36
Balance as of June 30, 2020	7,461,553	$8.51
Exercisable as of June 30, 2020	3,463,218	$3.41

Restricted Stock Units (RSUs) [Member]
Schedule of Stock Option Activity Granted
A summary of the Company’s RSUs activity for the six months ended June 30, 2020 is as follows:

	Amount of RSUs	Weighted Average Grant Date Fair Value

Balance as of January 1, 2020	-	$-
Granted	1,012,170	$9.15
Forfeited	(4,470)	$8.83
Unvested as of June 30, 2020	1,007,700	$9.15